CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 25, 2010
Current assets:
Cash and cash equivalents	$ 1,078.9		$ 1,217.6
Trade, less allowance for doubtful accounts of $10.3 and $7.4, respectively	529.9		503.8
Affiliates	58.9		67.0
Current notes receivable and other receivables, less allowance for doubtful accounts of $1.8 and $2.5, respectively	137.2		158.7
Inventories:
Finished	140.7		134.3
In process	15.3		16.6
Raw materials	41.8		32.1
Packaging materials	9.4		12.0
Total inventories	207.2		195.0
Maintenance and operating supplies, less allowance for obsolete supplies of $5.9 and $4.1, respectively	22.0		20.2
Other current assets	72.0		58.0
Deferred tax assets	11.6		0
Discontinued operations	0.3		0.6
Total current assets	2,118.0		2,220.9
Properties, less accumulated depreciation of $1,021.1 and $926.5, respectively	1,430.1	[1]	1,388.7	[1]
Goodwill	1,453.3		1,489.1
Other intangibles, less accumulated amortization of $442.7 and $406.8, respectively	4,586.0		4,655.1
Investment in MillerCoors	2,487.9		2,574.1
Deferred tax assets	149.9		188.2
Notes receivable, less allowance for doubtful accounts of $4.4 and $6.6, respectively	32.7		43.0
Other assets	165.9		138.5
Total assets	12,423.8		12,697.6
Accounts payable:
Trade	268.5		227.8
Affiliates	32.7		40.4
Accrued expenses and other liabilities	646.8		804.6
Derivative hedging instruments	107.6		26.4
Deferred tax liabilities	161.3		219.6
Current portion of long-term debt and short-term borrowings	46.9		1.1
Discontinued operations	13.4		14.0
Total current liabilities	1,277.2		1,333.9
Long-term debt	1,914.9		1,959.6
Pension and post-retirement benefits	697.5		458.6
Derivative hedging instruments	212.5		404.8
Deferred tax liabilities	455.6		466.7
Unrecognized tax benefits	76.4		80.8
Other liabilities	77.5		126.4
Discontinued operations	22.0		24.2
Total liabilities	4,733.6		4,855.0
Commitments and contingencies (Note 20)
Capital stock:
Preferred stock, non-voting, no par value (authorized: 25.0 shares; none issued)	0		0
Paid-in capital	3,572.1		3,548.4
Retained earnings	3,689.7		3,241.5
Accumulated other comprehensive income (loss)	(129.7)		171.1
Class B common stock held in treasury at cost (7.5 shares and zero shares at December 31, 2011 and December 25, 2010, respectively)	(321.1)		0
Total Molson Coors Brewing Company stockholders' equity	7,647.9		7,798.8
Noncontrolling interests	42.3		43.8
Total equity	7,690.2		7,842.6
Total liabilities and equity	12,423.8		12,697.6
Class A common stock, voting
Capital stock:
Common stock	0		0
Class B common stock, non-voting
Capital stock:
Common stock	1.6		1.6
Class A exchangeable shares
Capital stock:
Exchangeable shares	110.5		111.2
Class B exchangeable shares
Capital stock:
Exchangeable shares	$ 724.8		$ 725.0

[1]	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.